Other Financial Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Financial Assets [Abstract]
Schedule of Other Financial Assets
	June 30, 2025	December 31, 2024
	USD	USD

Keyman insurance	74,108	69,505
Advance to supplier	663,338	323,514
	737,446	393,019